Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2026-B

Collection Period	06/01/26-06/30/26
Determination Date	7/9/2026
Distribution Date	7/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$621,762,247.08
2.	Collections allocable to Principal		$15,093,621.25
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$8,162.87
5.	Pool Balance on the close of the last day of the related Collection Period		$606,660,462.96
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		31,456
7.	Initial Pool Balance		$621,762,247.08
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$90,000,000.00	$70,386,378.22
	b. Class A-2 Note Balance	$170,285,000.00	$170,285,000.00
	c. Class A-3 Note Balance	$170,285,000.00	$170,285,000.00
	d. Class B Note Balance	$40,410,000.00	$40,410,000.00
	e. Class C Note Balance	$55,960,000.00	$55,960,000.00
	f. Class D Note Balance	$48,190,000.00	$48,190,000.00
	g. Class E Note Balance	$24,870,000.00	$24,870,000.00
	h. Note Balance (sum a - g)	$600,000,000.00	$580,386,378.22
9.	Pool Factors
	a. Class A-1 Note Pool Factor	1.0000000	0.7820709
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class B Note Pool Factor	1.0000000	1.0000000
	e. Class C Note Pool Factor	1.0000000	1.0000000
	f. Class D Note Pool Factor	1.0000000	1.0000000
	g. Class E Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	1.0000000	0.9673106
10.	Overcollateralization Target Amount		$60,666,046.30
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$26,274,084.74
12.	Weighted Average Coupon		16.33%
13.	Weighted Average Original Term	months	70.14
14.	Weighted Average Remaining Term	months	62.55
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,944,481.80
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,944,481.80
16.	Principal:
	a. Collections allocable to Principal		$15,093,621.25
	b. Liquidation Proceeds allocable to Principal		$0.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,093,621.25
17.	Total Finance Charge and Principal Collections (15d + 16d)		$23,038,103.05
18.	Interest Income from Collection Account		$22,388.60
19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17 + 18 + 19)		$23,060,491.65

Available Funds
21.	Available Collections	$23,060,491.65
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$23,060,491.65
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,165,804.21
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,165,804.21
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$291,450.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$291,450.00
	e. Class A-2 Monthly Interest	$596,707.02
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$596,707.02
	i. Class A-3 Monthly Interest	$636,487.49
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$636,487.49
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$158,856.20
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$158,856.20
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$233,959.43
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$233,959.43
32.	Tertiary Principal Distributable Amount	$0.00
33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$225,154.39
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$225,154.39

34.	Quaternary Principal Distributable Amount	$0.00
35.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$147,451.47
	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$147,451.47

36.	Quinary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 36))	$3,455,870.21
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$54,005,583.34
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,944,481.80
	b. Total Daily Deposits of Principal Collections	$15,093,621.25
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$22,388.60
	e. Total Deposits to Collection Account (sum a - d)	$23,060,491.65
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,165,804.21
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,894,687.44
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$23,060,491.65
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$291,450.00
	b. Class A-2 Interest Distribution	$596,707.02
	c. Class A-3 Interest Distribution	$636,487.49
	d. Class B Interest Distribution	$158,856.20
	e. Class C Interest Distribution	$233,959.43
	f. Class D Interest Distribution	$225,154.39
	g. Class E Interest Distribution	$147,451.47
	h. Class A-1 Principal Distribution	$19,613,621.78
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00
	m. Class D Principal Distribution	$0.00
	n. Class E Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$21,903,687.78
46.	Withdrawals
	a. Class A-1 Distribution	$19,905,071.78
	b. Class A-2 Distribution	$596,707.02
	d. Class A-3 Distribution	$636,487.49
	e. Class B Distribution	$158,856.20
	f. Class C Distribution	$233,959.43
	g. Class D Distribution	$225,154.39
	h. Class E Distribution	$147,451.47
	i. Total Withdrawals from Note Payment Account (sum a - g)	$21,903,687.78

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,217,622.47
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,217,622.47
51.	Investment Earnings	$9,000.34
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,226,622.81
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$9,000.34
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Certificateholders if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,217,622.47
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,165,804.21
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,894,687.44
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$9,000.34
	b. the Certificateholders, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$19,905,071.78
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$596,707.02
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$636,487.49
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$158,856.20
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$233,959.43
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$233,959.43
71.	Amount to be paid to Class E Noteholders from the Note Payment Account	$147,451.47
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,004	$18,966,221.88
	b. 61 to 90 days past due	2	$66,382.58
	c. 91 to 120 days past due	0	$0.00
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,006	$19,032,604.46
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)		3.1373%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	1	$8,162.87
76.	Recoveries	0	$0.00
77.	Net Losses (Ln 75 - Ln 76)		$8,162.87
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 77 / Ln 1)		0.0013%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	1	$8,162.87
80.	Recoveries	0	$0.00
81.	Cumulative Net Losses (Ln 79 - Ln 80)		$8,162.87
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 81 / Ln 7)		0.0013%
83.	Average Net Loss on Defaulted Receivables		$8,162.87

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$2,959,414.14
85.	Pool Balance on the close of the last day of the preceding Collection Period		$621,762,247.08
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.48%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer